SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On August 5, 2025, the Company completed an underwritten offering of 76,666,659 ordinary shares, representing the equivalent of 33,333,330 ADSs, at $1.95 per ADS. The net proceeds from the underwritten offering were approximately $61.2 million.

On September 3, 2025, the Company adopted the 2025 Omnibus Share Incentive Plan (the “2025 Plan”) and 2025 Share Incentive Scheme (the “2025 Scheme”). The maximum aggregate number of ordinary shares of the Company authorized for issuance under the 2025 Plan is 18,810,820 ordinary shares, which is equivalent to 8,178,617 ADSs, plus (a) any returning shares which become available from time to time, plus (b) the sum of any shares which, but for the termination of the Prior Plans immediately prior to the effective date, were at such time reserved and available for issuance under the Prior Plans but not issued or subject to outstanding awards. “Prior Plans” means the Company’s (i) Second Amended and Restated 2017 Employee Stock Option Plan, (ii) Second Amended and Restated 2018 Employee Stock Option Plan, (iii) 2019 Share Incentive Plan, (iv) 2020 Share Incentive Plan, (v) 2021 Share Incentive Plan, (vi) 2022 Share Incentive Plan and (vii) 2024 Omnibus Incentive Plan. The maximum aggregate number of ordinary shares authorized for issuance under the 2025 Scheme shall not exceed 13,238,741 shares.

During September 2025, TJBiopharma’s new and existing shareholders approved the closing of a Series C-2 financing. The Company received a deposit of the RMB equivalent of $7.2 million in anticipation of a sale of a portion of its preferred shares held in TJBiopharma.

I-Mab Hong Kong expects to close an equity purchase agreement to acquire 100% ownership of Bridge Health Biotech Co., Ltd (“Bridge Health”) early in the fourth quarter 2025. The transaction is expected to provide the Company with the rights to bispecific and multi-specific applications based on the Claudin 18.2 parental antibody used in givastomig. Under the terms of the equity purchase agreement, the Company will pay Bridge Health shareholders an upfront payment of $1.8 million and non-contingent payments of $1.2 million through 2027. In addition, Bridge Health shareholders may receive future milestone payments of up to $3.875 million, subject to the achievement of certain development and regulatory milestones.